UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04003
Van Kampen Government Securities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 12/31/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 29.5%
$28,050	Federal Home Loan Mortgage Corp., January (a)	5.500%	TBA	$28,711,812
13,650	Federal Home Loan Mortgage Corp., January (a)	6.500	TBA	14,176,808
22,600	Federal Home Loan Mortgage Corp.	5.000	01/01/37	23,130,650
173	Federal Home Loan Mortgage Corp.	6.000	04/01/29 to 04/01/31	178,968
39	Federal Home Loan Mortgage Corp.	6.500	03/01/26	40,641
1,509	Federal Home Loan Mortgage Corp.	7.500	11/01/20 to 06/01/34	1,600,361
126	Federal Home Loan Mortgage Corp.	8.000	07/01/30 to 10/01/31	134,101
45,625	Federal National Mortgage Association, January (a)	5.000	TBA	46,587,414
149,825	Federal National Mortgage Association, January (a)	5.500	TBA	153,593,998
2,199	Federal National Mortgage Association	6.000	02/01/09 to 02/01/18	2,290,849
32,554	Federal National Mortgage Association	6.500	01/01/09 to 10/01/38	33,925,854
1,727	Federal National Mortgage Association	7.000	08/01/14 to 09/01/34	1,824,929
2,500	Federal National Mortgage Association	7.500	07/01/09 to 05/01/32	2,643,720
287	Federal National Mortgage Association	8.000	10/01/24 to 04/01/32	304,874
52	Federal National Mortgage Association (FHA/VA)	8.500	01/01/22 to 09/01/24	55,899
15	Federal National Mortgage Association	11.500	05/01/15 to 03/01/19	16,941

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$61	Federal National Mortgage Association	12.000%	03/01/13 to 01/01/16	$70,055
1,080	Government National Mortgage Association	6.000	12/15/28	1,121,788
1,757	Government National Mortgage Association	6.500	06/15/23 to 02/15/29	1,844,885
1,462	Government National Mortgage Association	7.000	12/15/22 to 12/15/27	1,551,955
1,498	Government National Mortgage Association	7.500	04/15/17 to 08/15/28	1,587,818
1,563	Government National Mortgage Association	8.000	12/15/16 to 10/15/25	1,668,179
998	Government National Mortgage Association	8.500	05/15/16 to 12/15/21	1,067,364
112	Government National Mortgage Association	9.000	04/15/18 to 12/15/19	119,350
3	Government National Mortgage Association	11.000	01/15/10 to 11/15/20	3,396
284	Government National Mortgage Association	12.000	01/15/13 to 06/15/15	326,834
99	Government National Mortgage Association	12.500	05/15/10 to 06/15/15	114,500
199	Government National Mortgage Association II	6.000	04/20/29	206,168

	Total Mortgage Backed Securities 29.5%			318,900,111

	United States Treasury Obligations 28.0%
57,100	United States Treasury Bonds	5.250	11/15/28	75,407,688
14,500	United States Treasury Bonds	8.125	08/15/21	22,058,125
2,276	United States Treasury Bonds	8.750	05/15/17	3,349,988
5,000	United States Treasury Bonds (b)	8.750	08/15/20	7,807,035
3,125	United States Treasury Bonds	8.875	08/15/17	4,653,078
2,296	United States Treasury Bonds	8.875	02/15/19	3,530,460

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$3,321	United States Treasury Bonds	9.000%	11/15/18	$5,130,427
510	United States Treasury Bonds	9.125	05/15/18	788,866
34,000	United States Treasury Bonds	9.250	02/15/16	49,605,490
2,165	United States Treasury Notes	3.625	11/15/18	2,451,523
62,245	United States Treasury (STRIPS)	*	11/15/19	44,128,157
12,500	United States Treasury (STRIPS)	*	08/15/20	8,530,175
28,025	United States Treasury (STRIPS)	*	11/15/20	18,959,249
21,085	United States Treasury (STRIPS)	*	05/15/21	13,949,688
64,770	United States Treasury (STRIPS)	*	11/15/21	41,966,232

	Total United States Treasury Obligations 28.0%			302,316,181

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations 6.5%
$3,556	Federal Home Loan Mortgage Corp. (REMIC) (c)	0.621%	09/25/45	$2,949,316
5,022	Federal Home Loan Mortgage Corp. (REMIC) (c)	1.795	03/15/34	4,772,834
29,984	Federal National Mortgage Association (REMIC) (c)	0.531	12/25/36	26,404,038
4,718	Federal National Mortgage Association (c)	0.671	05/25/35	4,146,961
6	Federal National Mortgage Association (REMIC) (c)	0.919	03/25/09	5,919
5,029	Federal National Mortgage Association (REMIC) (c)	1.284	12/18/32	4,892,966
3,443	Federal National Mortgage Association (REMIC) (c)	3.401	05/28/35	2,323,989
311	Federal National Mortgage Association (REMIC) (c)	3.411	05/28/35	186,609
2,149	Federal National Mortgage Association	5.500	11/25/43	2,170,613
379	Federal National Mortgage Association (REMIC) (d) (f)	6.000	08/25/32	9,173
20,250	Federal National Mortgage Association	6.022	11/25/10	21,544,939
3,511	Federal National Mortgage Association (REMIC) (d) (f)	6.500	02/25/33 to 05/25/33	376,025
1,857	Government National Mortgage Association (d)(e) (f)	6.360	05/16/32	148,171
1,936	Government National Mortgage Association (d)(e) (f)	6.960	05/16/32	167,658

	Total Collateralized Mortgage Obligations 6.5%			70,099,211

	United States Government Agency Obligations 6.2%
5,000	Federal Home Loan Bank	3.000	04/15/09	5,038,780
2,131	Federal Home Loan Mortgage Corp.	5.125	11/17/17	2,473,586
14,040	Federal Home Loan Mortgage Corp.	5.500	08/23/17	16,586,772
21,000	Federal National Mortgage Association	5.000	05/11/17	23,986,137
5,700	Federal National Mortgage Association	7.125	06/15/10	6,184,158
9,155	Tennessee Valley Authority, Ser G	7.125	05/01/30	13,017,677

	Total United States Government Agency Obligations 6.2%			67,287,110

	Adjustable Rate Mortgage Backed Securities 2.5%
1,951	Federal Home Loan Mortgage Corp. (c)	4.785	08/01/34	1,940,614
2,778	Federal National Mortgage Association (c)	3.580	06/01/20	2,762,811
650	Federal National Mortgage Association (c)	4.384	10/01/34	641,678

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$4,019	Federal National Mortgage Association (c)	4.421%	02/01/34	$3,896,270
6,990	Federal National Mortgage Association (c)	4.431	03/01/36	6,610,976
6,265	Federal National Mortgage Association (c)	4.504	03/01/36	5,934,798
1,130	Federal National Mortgage Association (c)	4.823	10/01/34	1,134,581
4,116	Federal National Mortgage Association (c)	4.979	04/01/36	3,902,172
710	Federal National Mortgage Association (c)	5.078	09/01/34	713,457

	Total Adjustable Rate Mortgage Backed Securities 2.5%			27,537,357

	Agency Bonds 1.3%
	Banking — FDIC Guaranteed 1.3%
5,000	Bank of America Corp.	3.125	06/15/12	5,200,150
8,000	JPMorgan Chase & Co.	3.125	12/01/11	8,316,960

				13,517,110

	Total Long-Term Investments 74.0% (Cost $750,561,003)			799,657,080

Description	Contracts	Expiration Date	Exercise Price	Value

Purchased Options 0.2%
90-Day EuroDollar Futures Call,	914	03/15/10	97.750	2,125,050

March 2010
(Cost $825,022)

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Description	Value

Short-Term Investments 46.7%
Repurchase Agreements 44.2%
Banc of America Securities ($53,924,760 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $53,924,790)	$53,924,760
Banc of America Securities ($149,052,592 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $149,052,841)	149,052,592
Citigroup Global Markets, Inc. ($161,394,527 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $161,394,617)	161,394,527
Citigroup Global Markets, Inc. ($56,962,774 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $56,962,932)	56,962,774
JPMorgan Chase & Co. ($56,962,774 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $56,962,837)	56,962,774

Total Repurchase Agreements 44.2%	478,297,427

United States Government Agency Obligations 2.5%
United States Treasury Bill ($16,200,000 par, yielding 0.241%, 01/15/09 maturity) (b)	16,198,527

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

Description	Value

United States Government Agency Obligations (continued)
United States Treasury Bill ($10,515,000 par, yielding 0.164%, 05/15/09 maturity) (b)	$10,508,674

Total United States Government Agency Obligations 2.5%	26,707,201

Total Short-Term Investments 46.7% (Cost $505,004,628)	505,004,628

Total Investments 120.9% (Cost $1,256,390,653)	1,306,786,758

Foreign Currency 0.0% (Cost $88,270)	86,175

Liabilities in Excess of Other Assets (20.8%)	(224,829,449)

Written Options (0.1%)	(1,319,588)

Net Assets 100.0%	$1,080,723,896

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.
*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

(c)	Floating Rate Coupon

(d)	IO — Interest Only

(e)	Inverse Floating Rate

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — to be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
Futures contracts outstanding as of December 31, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond Futures, March 2009 (Current Notional Value of $138,047 per contract)	689	$8,724,144
U.S. Treasury Notes 2-Year Futures, March 2009 (Current Notional Value of $218,063 per contract)	89	156,940

Total Long Contracts:	778	8,881,084

Short Contracts:
Interest Rate Swap 5-Year Futures, March 2009 (Current Notional Value of $117,859 per contract)	255	(287,237)
U.S. Treasury Notes 5-Year Futures, March 2009 (Current Notional Value of $119,055 per contract)	851	(525,831)
U.S. Treasury Notes 10-Year Futures, March 2009 (Current Notional Value of $125,750 per contract)	399	(2,279,984)

Total Short Contracts:	1,505	(3,093,052)

Total Futures Contracts	2,283	$5,788,032

Written options outstanding as of December 31, 2008:

	Exercise	Expiration	Number of	Premiums
Name of Issuer	Price	Date	Contracts	Received	Value
90-Day EuroDollar Futures Call, March 2010	$98.250	03/15/10	914	$(454,578)	$(1,319,588)

Swap agreements outstanding as of December 31, 2008:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	EUR-EURIBOR Reuters	Pay	4.415%	10/07/18	$36,921	$223,250
Bank of America, N.A.	USD-LIBOR BBA	Pay	2.538	12/04/13	118,000	2,306,089

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

		Pay/
		Receive		Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	3.585%	10/08/13	$47,000	$3,059,662
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.779	10/10/18	184,764	13,471,143
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.798	10/07/23	66,620	3,259,050
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	18,465	1,561,216
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	21,270	1,877,078
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.370	02/12/18	21,039	2,144,716
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.558	07/24/23	103,132	7,886,504
Citibank, N.A., New York	USD-LIBOR BBA	Pay	3.861	05/09/13	8,000	608,053
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.228	09/27/17	19,000	4,373,343
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.338	05/24/17	36,750	8,096,503
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Pay	4.958	07/24/18	55,285	2,034,958
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Pay	5.239	07/09/23	36,320	1,272,767
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Pay	5.240	07/10/23	33,005	1,157,975
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Pay	5.268	07/03/23	69,315	2,512,841
Goldman Sachs International	USD-LIBOR BBA	Pay	4.790	10/07/23	33,250	1,617,613
Goldman Sachs International	USD-LIBOR BBA	Pay	5.341	05/24/17	36,900	8,138,151
Goldman Sachs International	USD-LIBOR BBA	Pay	5.630	02/28/18	75,125	8,468,841
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	3.887	02/21/13	26,600	2,256,263

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

		Pay/
		Receive		Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.070%	05/16/13	$74,235	$6,367,025
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.427	06/12/13	22,000	2,215,191
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.663	02/21/18	15,000	2,853,058
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.065	09/11/17	37,125	8,009,468
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.359	05/23/17	21,000	4,661,446
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.720	07/19/17	26,300	7,000,918
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	24,635	2,101,119

						109,534,241

Bank of America, N.A.	EUR-EURIBOR Reuters	Receive	4.390	10/07/23	46,167	15,402
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.243	10/10/38	41,898	(12,581,377)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.670	08/04/18	93,350	(18,239,054)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.800	10/07/18	53,401	(3,946,838)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	07/24/18	80,485	(8,006,648)

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

		Pay/
		Receive		Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380%	04/15/23	$21,795	$(1,550,714)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	27,240	(2,026,656)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.815	02/12/23	27,016	(2,373,085)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	22,817	(4,876,179)
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Receive	4.860	07/10/18	26,285	(841,092)
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Receive	4.861	07/09/18	28,960	(929,104)
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Receive	4.934	07/01/18	55,325	(2,004,131)
Deutsche Bank AG, Frankfurt	EUR-EURIBOR Reuters	Receive	5.188	07/24/23	69,320	(2,283,690)
Deutsche Bank AG, New York	USD-LIBOR BBA	Receive	**	11/15/21	15,640	(3,461,144)
Goldman Sachs International	USD-LIBOR BBA	Receive	2.883	11/28/13	91,000	(3,129,967)
Goldman Sachs International	USD-LIBOR BBA	Receive	4.800	10/07/18	26,660	(1,970,441)
Goldman Sachs International	USD-LIBOR BBA	Receive	6.035	02/28/23	96,390	(9,207,173)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/19	10,538	(2,091,246)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	08/15/20	7,215	(1,851,736)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	16,177	(3,972,664)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	11,851	(3,054,874)

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued

		Pay/
		Receive		Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	$20,754	$(5,133,690)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.408%	05/01/18	81,300	(12,868,134)
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/16/23	30,625	(2,195,506)
UBS AG	USD-LIBOR BBA	Receive	**	11/15/19	4,990	(933,872)

						(109,513,613)

Total Interest Rate Swaps						$20,628

Swap Collateral Received From Counterparty
Citibank, N.A.						$(13,710,000)
Goldman Sachs						(3,690,000)
JP Morgan Chase Bank, N.A						(2,720,000)

Total Swap Collateral Received						$(20,120,000)

Total Swap Agreements						$(20,099,372)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 - Quoted Prices	$2,125,050	$4,468,444

Level 2 - Other Significant Observable Inputs	1,303,960,681	20,628

Level 3 - Significant Unobservable Inputs	701,027	-0-

Total	$1,306,786,758	$4,489,072

*	Other financial instruments include futures, written options and swap contracts.

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited) continued
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in
Securities
Balance as of 9/30/08	$18,865,727

Accrued Discounts/Premiums	-0-

Realized Gain/Loss	(32,644,214)

Change in Unrealized Appreciation/Depreciation	31,067,488

Net Purchases/Sales	(17,717,177)

Net Transfers in and/or out of Level 3	1,129,203

Balance as of 12/31/08	$701,027

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 12/31/08	31,067,488
Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Government Securities Fund

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
Date: February 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
Date: February 19, 2009

By:	/s/ Stuart N. Schuldt

	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
Date: February 19, 2009